Schedule of Investments (unaudited)
September 30, 2025
BlackRock Exchange Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 9.2%
General Dynamics Corp.	78,065	$ 26,620,165
Banks — 9.8%
JPMorgan Chase & Co.	90,739	28,621,803
Consumer Finance — 7.0%
American Express Co.	61,141	20,308,595
Consumer Staples Distribution & Retail — 2.9%
Walmart, Inc.	82,272	8,478,952
Electronic Equipment, Instruments & Components — 0.9%
Keysight Technologies, Inc.(a)	14,874	2,601,760
Energy Equipment & Services — 0.8%
Schlumberger NV	70,328	2,417,173
Financial Services — 17.6%
Berkshire Hathaway, Inc., Class B(a)	75,033	37,722,091
Visa, Inc., Class A	39,748	13,569,172
		51,291,263
Food Products — 1.0%
Kraft Heinz Co. (The)	17,761	462,497
Mondelez International, Inc., Class A	40,283	2,516,479
		2,978,976
Health Care Equipment & Supplies — 0.4%
Alcon AG	13,736	1,023,469
Household Products — 2.1%
Procter & Gamble Co. (The)	39,631	6,089,303
Machinery — 0.0%
Westinghouse Air Brake Technologies Corp.	380	76,179
Oil, Gas & Consumable Fuels — 2.5%
BP PLC, ADR	31,546	1,087,075
Exxon Mobil Corp.	54,584	6,154,346
		7,241,421
Security	Shares	Value
Pharmaceuticals — 12.9%
AstraZeneca PLC, ADR	128,000	$ 9,820,160
Johnson & Johnson	55,418	10,275,606
Merck & Co., Inc.	68,117	5,717,060
Novartis AG, ADR	68,681	8,807,651
Organon & Co.	6,811	72,741
Pfizer, Inc.	76,397	1,946,596
Sandoz Group AG, ADR	13,736	819,078
Viatris, Inc.	14,108	139,669
		37,598,561
Software — 28.5%
Microsoft Corp.	159,878	82,808,810
Tobacco — 4.6%
Altria Group, Inc.	77,000	5,086,620
Philip Morris International, Inc.	50,136	8,132,059
		13,218,679
Total Long-Term Investments — 100.2% (Cost: $14,852,082)		291,375,109
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(b)(c)	85,625	85,625
Total Short-Term Securities — 0.0% (Cost: $85,625)		85,625
Total Investments — 100.2% (Cost: $14,937,707)		291,460,734
Liabilities in Excess of Other Assets — (0.2)%		(471,639)
Net Assets — 100.0%		$ 290,989,095

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 203,569	$ —	$ (203,567)(b)	$ 25	$ (27)	$ —	—	$ 434 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	325,875	—	(240,250)(b)	—	—	85,625	85,625	9,156	—
				$ 25	$ (27)	$ 85,625		$ 9,590	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited) (continued)
September 30, 2025
BlackRock Exchange Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 291,375,109	$ —	$ —	$ 291,375,109
Short-Term Securities
Money Market Funds	85,625	—	—	85,625
	$ 291,460,734	$ —	$ —	$ 291,460,734

Portfolio Abbreviation
ADR	American Depositary Receipt